Summary Of Significant Accounting Policies - Schedule of Estimated Useful Lives of Plant and Equipment (Details) - Yingxi Industrial Chain Group Co Ltd [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Production Equipment [Member] | Minimum [Member]
Estimated useful lives of property plant and equipment	5 years	5 years
Production Equipment [Member] | Maximum [Member]
Estimated useful lives of property plant and equipment	10 years	10 years
Vehicles [Member] | Minimum [Member]
Estimated useful lives of property plant and equipment	3 years	3 years
Vehicles [Member] | Maximum [Member]
Estimated useful lives of property plant and equipment	15 years	15 years
Office Equipment [Member] | Minimum [Member]
Estimated useful lives of property plant and equipment	5 years	5 years
Office Equipment [Member] | Maximum [Member]
Estimated useful lives of property plant and equipment	10 years	10 years